PIMCO Funds

Supplement Dated March 27, 2014 to the Asset Allocation Funds, Bond Funds, Credit Bond Funds, Equity-Related Strategy Funds, International Bond Funds, Real Return Strategy Funds, Short Duration Strategy Funds, and Tax-Efficient Strategy Funds Prospectuses, each dated July 31, 2013, each as supplemented from time to time; the Quantitative Strategies Prospectus, dated October 30, 2013 (as supplemented from time to time); and the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund and PIMCO Intl Low Volatility RAFI®-PLUS AR Fund Prospectus, dated December 30, 2013, as supplemented from time to time (each, a “Prospectus”)

Disclosure Related to New Internet Transaction Capabilities for

Class A, Class B and Class C Shares

Effective March 27, 2014, eligible direct investors in Class A, Class B and Class C shares of each series of PIMCO Funds offered in a Prospectus (each, a “Fund”) will be able to transact for their Fund direct accounts via the Internet. Accordingly, the following information is added following the second paragraph of the “Purchases, Redemptions and Exchanges” section in each Prospectus:

In addition to the other methods and notwithstanding any limitations described herein, shareholders with eligible Fund direct accounts may purchase, redeem (sell) and exchange Class A, Class B and Class C shares by accessing their accounts via the Internet at www.pimco.com/investments. Accordingly, an investor must first establish a Fund direct account by completing and mailing the appropriate account application. Internet redemptions are not available for all Fund direct accounts because in certain cases, a signature guarantee may be required.

If a shareholder elects to use the Internet to effect transactions for their Fund direct account, the shareholder will be required to establish and use a user ID and password. Shareholders are responsible for keeping their user IDs and passwords private. A Fund will not be liable for relying on any instructions submitted via the Internet. Submitting transactions via the Internet may be difficult (or impossible) during drastic economic or market changes or during other times when communications may be under unusual stress. Please see the Funds’ Statement of Additional Information for additional terms, conditions and considerations.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP1_032714

PIMCO Funds

Supplement Dated March 27, 2014 to the

Statement of Additional Information dated July 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to New Internet Transaction Capabilities for

Class A, Class B and Class C Shares

Effective March 27, 2014, eligible direct investors in Class A, Class B and Class C shares of each series of PIMCO Funds included in the SAI (each, a “Fund”) will be able to transact for their Fund direct accounts via the Internet. Accordingly, the following information is added following the fourteenth paragraph of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” section in the SAI:

In addition to the other methods and notwithstanding any limitations described herein and in each Fund’s prospectus, shareholders with eligible Fund direct accounts may purchase, redeem (sell) and exchange Class A, Class B and Class C shares by accessing their accounts via the Internet at www.pimco.com/investments. Accordingly, an investor must first establish a Fund direct account by completing and mailing the appropriate account application. Internet redemptions are not available for all Fund direct accounts because in certain cases, a signature guarantee may be required.

If a shareholder elects to use the Internet to effect transactions for their Fund direct account, the shareholder will be required to establish and use a user ID and password. Shareholders are responsible for keeping their user ID and password private. The Funds will not be liable for relying on any instructions submitted via the Internet. Submitting transactions via the Internet may be difficult (or impossible) during drastic economic or market changes or during other times when communications may be under unusual stress.

The Transfer Agent, on behalf of the Trust, will receive and process instructions to purchase, exchange or redeem Class A, Class B and Class C shares in the Funds presented for processing in accordance with the terms of the applicable prospectus after shareholders have entered their instructions and transmitted their orders through the Internet. By submitting transaction instructions through the Internet the Transfer Agent and such other agents as the Trust designates is/are permitted to act on the orders received via the Internet on behalf of the shareholder. Once an order has been submitted it will not be canceled if it has been received (in good order) and it has been acknowledged online. The online acknowledgement of receipt of an order does not constitute final acceptance of an order. Shareholders will receive a confirmation of their order and/or an account statement at their address of record by mail, which contains information regarding accepted orders. Shareholders are responsible for reviewing any confirmation and/or statement for accuracy and for contacting the Transfer Agent immediately in the event of any error or inaccuracy. Shareholders should contact the Transfer Agent if they believe someone has unauthorized access to their account(s) or password.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_032714